Subsequent Events (Details) (USD $)	1 Months Ended		3 Months Ended										6 Months Ended		12 Months Ended						6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		1 Months Ended
	Apr. 30, 2012	Mar. 31, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Apr. 09, 2012	Apr. 05, 2012	Mar. 29, 2012	Jun. 24, 2012 Chief Executive Officer [Member]	Jun. 24, 2012 Chief Executive Officer [Member] Performance Shares [Member]	Jun. 24, 2012 Chief Executive Officer [Member] Restricted stock units [Member]	Jun. 24, 2012 Senior Management Employees [Member]	Jun. 24, 2012 Senior Management Employees [Member] Performance Shares [Member]	Jun. 24, 2012 Senior Management Employees [Member] Service Based Restricted Stock Unit [Member]	Jun. 24, 2012 Non Employee [Member]	Jun. 24, 2012 Non Employee [Member] Restricted stock units [Member]	Apr. 09, 2012 Senior Secured Notes Due Two Thousand Sixteen [Member]	Apr. 30, 2012 Convertible Series A [Member]	Apr. 30, 2012 Convertible Series B [Member]	Jan. 31, 2012 Convertible Series B [Member]	Jan. 11, 2012 Convertible Series B [Member]
Subsequent Events (Textual) [Abstract]
RSUs granted																					3,000,000			2,800,000			150,000
RSUs compensation expense															$ 500,000							$ 200,000	$ 1,000,000		$ 200,000	$ 700,000		$ 500,000
Number of shares vest in full													9,791		1,082						1,500,000
Debt-to-equity conversion																																49,700,000
Series B Notes at a conversion rate																																54.7196
Series B Notes converted to Common Stock																																18,500,000
Convertible rate of common stock per Principal amount of Series B Notes																																1,000
Common stock available for the purchase of Series B note holders																																1,000,000
common stock and warrants issued for the purchase of common stock for Series B Note holders																		9,250,000															1,700,000
Percentage of stock held by convertible note																														81.00%	3.00%
Principal amount of Second Lien Senior Secured Notes due 2016 issued																													40,000,000
Fully diluted shares of such common stock	$ 0.10		$ (2.30)		$ (20.68)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.78)	$ 6.21	$ 2.95	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.70)	$ (47.28)	$ (25.87)
Subsequent Events (Additional Textual) [Abstract]
RSUs vested, twelve months													1,500,000
RSUs vested, one year													1,500,000
RSUs vested, two years													1,500,000
RSUs vested, three years													1,500,000
Percentage of note holders in agreement restructuring support		96.00%
Series A and Series B Notes available for conversion under restructuring support agreement		228,400,000
Series A and Series B Notes conversion		90.00%
Percentage of stock not for conversion of notes		10.00%
Percentage of stock held by Sfl	10.00%
Percentage of stock held by existing share and warrants holders	6.00%
Percentage reserved for management incentive plans	8.00%
Issuance to SFL in aggregate principal amount																				40,000,000
Warrants issued for the purchase of common stock	9,250,000												9,250,000
Conversion price of warrant to common stock			$ 0.01										$ 0.01						$ 0.01
Contractual obligation reimbursement related to return vessels													600,000
Contractual obligation reimbursement related to reposition vessels													100,000
Contractual obligation reimbursement related to remove company stack													100,000
Contractual obligation reimbursement related to reflagging vessels													100,000
Maximum contractual obligation reimbursement													600,000
Decrease in current deferred tax asset				$ 3,100,000